CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 178,833.9	$ 2,746.6	₨ 140,740.6	₨ 118,049.9
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	59,397.8	912.3	37,951.4	21,531.3
Depreciation and amortization	9,678.9	148.7	8,876.9	7,427.5
Amortization of intangible assets	1.0	0.0	3.0	7.0
Amortization of deferred customer acquisition costs	9,246.2	142.0	7,913.8	7,061.7
Amortization of premium (discount) on investments	3,599.4	55.3	2,609.8	913.2
Other than temporary impairment losses on available for sale securities	149.1	2.3	13.4	54.9
Deferred tax benefit	(10,403.5)	(159.8)	(5,048.6)	(1,410.4)
Share-based compensation expense	6,594.6	101.3	8,203.2	12,593.8
Net realized (gain) loss on sale of available for sale securities	(10,853.2)	(166.7)	(9,606.2)	(5,646.0)
(Gain) loss on disposal of property and equipment, net	(64.5)	(1.0)	14.8	2.6
Exchange (gain) loss	1,719.5	26.4	407.9	556.1
Net change in:
Investments held for trading	(131,816.3)	(2,024.5)	35,241.8	(9,310.4)
Accrued interest receivable	(10,527.8)	(161.7)	(9,083.4)	(12,408.3)
Other assets	90,525.6	1,390.3	(65,542.3)	(21,624.4)
Accrued interest payable	20,997.1	322.5	3,286.3	8,123.7
Accrued expense and other liabilities	(122,803.6)	(1,886.1)	223,289.8	44,151.0
Net cash provided by operating activities	94,274.2	1,447.9	379,272.2	170,073.2
Cash flows from investing activities:
Net change in term placements	(8,806.4)	(135.3)	17,830.3	21,089.7
Activity in available for sale securities:
Purchases	(1,518,100.1)	(23,315.9)	(2,890,096.8)	(3,078,054.2)
Proceeds from sales	197,211.0	3,028.9	412,536.2	1,129,146.1
Maturities, prepayments and calls	1,171,299.5	17,989.5	2,274,701.2	1,581,067.8
Net change in repurchase options and reverse repurchase agreements	(462,018.6)	(7,096.0)	(355,040.1)	256,632.7
Loans purchased	(55,216.0)	(848.0)	(128,490.2)	(124,630.2)
Repayments on loans purchased	76,993.2	1,182.5	59,803.7	47,174.7
Increase in loans originated, net of principal collections	(1,440,601.9)	(22,125.7)	(956,914.2)	(967,395.6)
Additions to property and equipment	(9,181.5)	(141.0)	(12,628.5)	(9,983.4)
Proceeds from sale or disposal of property and equipment	95.1	1.5	94.3	111.5
Net cash used in investing activities	(2,048,325.7)	(31,459.5)	(1,578,204.1)	(1,144,840.9)
Cash flows from financing activities:
Net increase in deposits	1,447,097.0	22,225.4	979,662.7	930,935.7
Net increase (decrease) in short-term borrowings	456,558.6	7,012.1	68,703.2	39,370.5
Purchase of subsidiary shares from noncontrolling interest	(143.3)	(2.2)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	366.5	5.6	301.9	33.9
Proceeds from issuance of long-term debt	425,517.1	6,535.4	335,048.9	129,121.4
Repayment of long-term debt	(225,150.2)	(3,458.0)	(123,074.3)	(79,391.6)
Proceeds from issuance of equity shares for options exercised	27,259.1	418.7	22,615.1	12,229.0
Proceeds from issuance of equity shares	0.0	0.0	0.0	0.0
Payment of dividends and dividend tax	(34,490.3)	(529.7)	(29,280.9)	(24,367.9)
Net cash provided by financing activities	2,097,014.5	32,207.3	1,253,976.6	1,007,931.0
Effect of exchange rate changes on cash and cash equivalents	479.4	7.4	(2,007.8)	3,384.1
Net change in cash and cash equivalents	143,442.4	2,203.1	53,036.9	36,547.4
Cash and cash equivalents, beginning of year	430,708.6	6,615.1	377,671.7	341,124.3
Cash and cash equivalents, end of year	574,151.0	8,818.2	430,708.6	377,671.7
Supplementary cash flow information:
Interest paid	399,287.9	6,132.5	370,455.4	324,572.3
Income taxes paid	100,089.3	1,537.2	76,849.6	70,678.5
Non-cash investment activities
Payable for purchase of property and equipment	₨ 1,064.5	$ 16.3	₨ 537.8	₨ 890.6